Operating Segment Information - Summary of Revenues from External Customers by Category of Products and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Service revenues (Notes 4 and 5)	₱ 212,186	₱ 208,382	₱ 201,832
Non-service revenues (Notes 4 and 5)	6,202	8,451	9,121
Revenues	218,388	216,833	210,953
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Notes 4 and 5)	96,869	96,989	94,994
Revenues	102,616	104,944	103,718
Wireless [Member] | Mobile [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Notes 4 and 5)	94,973	95,508	93,365
Wireless [Member] | Fixed wireless broadband [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Notes 4 and 5)	1,896	1,481	1,629
Wireless [Member] | Sale of devices and accessories [Member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues (Notes 4 and 5)	5,747	7,955	8,724
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Notes 4 and 5)	115,317	111,393	106,838
Revenues	115,772	111,889	107,235
Fixed Line [Member] | Data [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Notes 4 and 5)	85,284	83,228	81,625
Fixed Line [Member] | Voice and miscellaneous [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Notes 4 and 5)	30,033	28,165	25,213
Fixed Line [Member] | Sale of phone units, devices and others [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues (Notes 4 and 5)	₱ 455	₱ 496	₱ 397